Non-controlling interests - Narrative (Details) € / shares in Units, € in Millions, R in Millions						1 Months Ended		7 Months Ended	12 Months Ended
	Apr. 25, 2023 ZAR (R)	Apr. 25, 2023 EUR (€) € / shares	Apr. 24, 2023	Oct. 03, 2022 EUR (€)	Jun. 30, 2022	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022	Jul. 29, 2022 EUR (€)	Jan. 10, 2020
Keliber
Disclosure of subsidiaries [line items]
Dividend payables | R	R 792
Consideration Transferred, Asset Acquisition				€ 192.0								€ 146.0
Carbon tax				€ 2.0
Keliber | Forecast
Disclosure of subsidiaries [line items]
Proportion of ownership interest in entity					80.00%
Finnish Mineral Group | Keliber
Disclosure of subsidiaries [line items]
Payments to acquire or redeem entity's shares	1,096	€ 53.9
Minority shareholders | Keliber
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests											1.00%
NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired													12.05%
Proportion of voting rights held by non-controlling interests									49.90%	49.90%	49.90%
Proportion of ownership interest in subsidiary									49.77%	49.72%	49.67%
Keliber
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary								79.82%	79.82%		84.96%
Proportion of ownership interests held by non-controlling interests											1.00%
Payments to acquire or redeem entity's shares	R 1,009	50.2				R 103	€ 5.2			R 1,009
Issue of equity		€ 104.0
Keliber | Finnish Mineral Group
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	20.00%	20.00%	14.00%
Keliber | Minority shareholders
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests										0.79%
Weighted average share price (in EUR per share) | € / shares		€ 157.28